FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2018 AUD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional			$ 284
Floor	1.00%
11 June 2018 - 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional	$ 187,500,000
Rate	2.641%
11 June 2019 - 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional	$ 187,500,000
Rate	3.016%
11 June 2020 - 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional	$ 125,000,000
Rate	3.072%
11 June 2021 - 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional	$ 125,000,000
Rate	3.061%
11 June 2022 - 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional	$ 125,000,000
Rate	3.042%
Interest rate appreciation risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax Increase / (Decrease)	$ (2,550,000)	$ (3,663,000)
Increase in interest rate (as a percent)	2.00%
Interest rate depreciation risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax Increase / (Decrease)	$ 2,430,000	$ 1,177,000
Decrease in interest rate (as a percent)	2.00%